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                     SUPPLEMENT DATED DECEMBER 31, 2008 TO

                       PROSPECTUS DATED MAY 1, 2008 FOR

        SCHEDULED PURCHASE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Genworth Life and Annuity Insurance Company (the "Company") has made the decision to discontinue offering RetireReady/(SM) /Retirement Answer for new contract sales effective December 31, 2008. Contract owners may continue to allocate purchase payments in accordance with the terms of the contract.

Please retain your prospectus dated May 1, 2008 and all subsequent prospectus supplements for future reference. You may contact the Company by writing or calling:

                            6610 West Broad Street
                           Richmond, Virginia 23230
                                1.800.352.9910

18326 SUPPA 12/31/08